ASSET RETIREMENT OBLIGATION - Tabular Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in asset retirement obligation
Balance, beginning of year	$ 117,736	$ 181,700
Change in estimates	16,755	13,064
Property acquisition and development activity	1,565	1,322
Divestments	(4,585)	(72,306)
Settlements	(11,263)	(12,907)
Accretion expense	5,904	6,863
Balance, end of year	$ 126,112	$ 117,736